Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 3.5%
Diversified Telecommunication Services — 1.6%
Deutsche Telekom AG, Registered Shares	3,929,072	$102,774,675 (a)
Entertainment — 0.7%
Sea Ltd., ADR	663,629	43,600,425 *
Media — 1.2%
Publicis Groupe SA	718,211	74,978,706 (a)

Total Communication Services		221,353,806
Consumer Discretionary — 12.1%
Automobiles — 1.5%
Ferrari NV	232,022	95,493,914 (a)
Broadline Retail — 0.6%
Dollarama Inc.	377,045	35,346,347
Hotels, Restaurants & Leisure — 1.4%
Compass Group PLC	2,783,269	85,710,817 (a)
Household Durables — 2.3%
Sony Group Corp.	1,616,874	143,608,550 (a)
Specialty Retail — 3.4%
Industria de Diseno Textil SA	4,449,095	216,176,524 (a)
Textiles, Apparel & Luxury Goods — 2.9%
Asics Corp.	1,929,532	31,490,619 (a)
LVMH Moet Hennessy Louis Vuitton SE	209,939	148,083,078 (a)
Total Textiles, Apparel & Luxury Goods		179,573,697

Total Consumer Discretionary		755,909,849
Consumer Staples — 9.4%
Consumer Staples Distribution & Retail — 1.9%
Loblaw Cos. Ltd.	961,802	118,601,232
Food Products — 1.2%
Nestle SA, Registered Shares	747,506	75,716,866 (a)
Personal Care Products — 6.3%
Haleon PLC	29,673,730	133,098,653 (a)
L’Oreal SA	219,526	94,933,550 (a)
Puig Brands SA, Class B Shares	2,463,899	68,797,111 *
Unilever PLC, LSE	1,576,593	96,889,065 (a)
Total Personal Care Products		393,718,379

Total Consumer Staples		588,036,477
Financials — 11.6%
Banks — 5.0%
Banco Bilbao Vizcaya Argentaria SA	5,625,025	58,957,107 (a)
HDFC Bank Ltd.	1,307,866	25,273,541 (a)
HDFC Bank Ltd., ADR	548,021	32,886,740
Intesa Sanpaolo SpA	30,861,373	125,322,900 (a)
Lloyds Banking Group PLC	89,141,985	68,099,989 (a)
Total Banks		310,540,277
Capital Markets — 6.6%
3i Group PLC	1,338,927	53,866,011 (a)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Deutsche Boerse AG	556,389	$113,930,963 (a)
EQT AB	1,197,822	38,785,366 (a)
London Stock Exchange Group PLC	1,690,624	205,792,448 (a)
Total Capital Markets		412,374,788

Total Financials		722,915,065
Health Care — 19.3%
Biotechnology — 3.1%
Argenx SE, ADR	239,771	123,690,666 *
Zai Lab Ltd., ADR	644,518	12,265,177 *
Zealand Pharma A/S	430,226	57,960,573 *(a)
Total Biotechnology		193,916,416
Health Care Equipment & Supplies — 7.9%
Alcon Inc.	1,169,697	110,752,292 (a)
EssilorLuxottica SA	366,281	83,819,661 (a)
Hoya Corp.	1,060,721	132,909,200 (a)
Olympus Corp.	6,991,401	120,700,199 (a)
Straumann Holding AG, Registered Shares	328,966	42,420,745 (a)
Total Health Care Equipment & Supplies		490,602,097
Pharmaceuticals — 8.3%
AstraZeneca PLC	1,175,779	186,797,048 (a)
Novo Nordisk A/S, Class B Shares	2,521,330	334,058,319 (a)
Total Pharmaceuticals		520,855,367

Total Health Care		1,205,373,880
Industrials — 18.9%
Aerospace & Defense — 1.8%
Safran SA	508,497	111,713,067 (a)
Commercial Services & Supplies — 2.3%
Brambles Ltd.	7,286,519	74,283,694 (a)
Rentokil Initial PLC	12,016,104	73,372,215 (a)
Total Commercial Services & Supplies		147,655,909
Electrical Equipment — 3.8%
ABB Ltd., Registered Shares	1,677,348	93,103,940 (a)
Schneider Electric SE	610,474	147,145,759 (a)
Total Electrical Equipment		240,249,699
Ground Transportation — 2.7%
Canadian Pacific Kansas City Ltd.	1,996,236	167,402,458
Machinery — 3.0%
Atlas Copco AB, Class A Shares	6,339,271	112,824,181 (a)
SMC Corp.	155,011	75,423,014 (a)
Total Machinery		188,247,195
Professional Services — 5.0%
Bureau Veritas SA	1,371,780	42,921,932 (a)
RELX PLC	3,193,637	150,731,724 (a)
Thomson Reuters Corp.	722,604	117,106,178
Total Professional Services		310,759,834
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Trading Companies & Distributors — 0.3%
	MonotaRO Co. Ltd.	1,185,444	$16,757,792 (a)

Total Industrials			1,182,785,954
Information Technology — 17.7%
Electronic Equipment, Instruments & Components — 2.4%
	Hexagon AB, Class B Shares	3,969,540	40,427,564 (a)
	Keyence Corp.	254,860	111,440,182 (a)
	Total Electronic Equipment, Instruments & Components		151,867,746
IT Services — 2.8%
	Accenture PLC, Class A Shares	161,943	53,541,595
	Nomura Research Institute Ltd.	1,583,360	48,881,035 (a)
	Shopify Inc., Class A Shares	1,126,639	68,950,307 *
	Total IT Services		171,372,937
Semiconductors & Semiconductor Equipment — 7.6%
	ASML Holding NV	254,077	236,589,232 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,759,502	138,840,931 (a)
	Tokyo Electron Ltd.	471,429	98,645,338 (a)
	Total Semiconductors & Semiconductor Equipment		474,075,501
Software — 4.7%
	Monday.com Ltd.	130,462	29,981,472 *
	SAP SE	1,081,917	228,739,235 (a)
	Xero Ltd.	392,160	35,732,527 *(a)
	Total Software		294,453,234
Technology Hardware, Storage & Peripherals — 0.2%
	Lenovo Group Ltd.	10,921,520	14,145,670 (a)

Total Information Technology			1,105,915,088
Materials — 4.9%
Chemicals — 2.9%
	Givaudan SA, Registered Shares	17,358	85,159,320 (a)
	Linde PLC	214,689	97,361,461
	Total Chemicals		182,520,781
Construction Materials — 2.0%
	CRH PLC	1,463,937	125,459,401

Total Materials			307,980,182
Utilities — 1.4%
Electric Utilities — 1.4%
	EDP SA	21,421,601	88,288,484 (a)
Total Investments before Short-Term Investments (Cost — $4,730,253,578)			6,178,558,785
	Rate
Short-Term Investments — 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	30,853,920	30,853,920 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	30,853,920	30,853,920 (b)(c)

Total Short-Term Investments (Cost — $61,707,840)			61,707,840
Total Investments — 99.8% (Cost — $4,791,961,418)			6,240,266,625
Other Assets in Excess of Liabilities — 0.2%			12,057,692
Total Net Assets — 100.0%			$6,252,324,317

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge International Growth Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $30,853,920 and the cost was $30,853,920 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
LSE	—	London Stock Exchange
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$43,600,425	$177,753,381	—	$221,353,806
Consumer Discretionary	35,346,347	720,563,502	—	755,909,849
Consumer Staples	187,398,343	400,638,134	—	588,036,477
Financials	32,886,740	690,028,325	—	722,915,065
Health Care	135,955,843	1,069,418,037	—	1,205,373,880
Industrials	284,508,636	898,277,318	—	1,182,785,954
Information Technology	152,473,374	953,441,714	—	1,105,915,088
Materials	222,820,862	85,159,320	—	307,980,182
Utilities	—	88,288,484	—	88,288,484
Total Long-Term Investments	1,094,990,570	5,083,568,215	—	6,178,558,785
Short-Term Investments†	61,707,840	—	—	61,707,840
Total Investments	$1,156,698,410	$5,083,568,215	—	$6,240,266,625

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$127,068,578	$530,438,123	530,438,123	$626,652,781	626,652,781

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,453,525	—	$30,853,920

ClearBridge International Growth Fund 2024 Quarterly Report